Putnam
Limited Duration
Government
Income Fund*


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-05

[GRAPHIC OMITTED: LOCK]

* Formerly Putnam Intermediate
  U.S. Government Income Fund

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

During the period ended May 31, 2005, the Federal Reserve Board's series of gradual increases in the federal funds rate occupied investors' attention. The Fed's more restrictive monetary policy, along with high energy prices, has moderated the pace of the economic expansion. Recent reports show the economy is growing at a respectable rate of about 3.5% annually, but some investors believe that this pace cannot sustain corporate profits near their robust levels of late. This concern has held the stock market in check and focused attention on credit risk in the bond market, even as long-term bond yields remained low. Major credit rating agencies underscored market concerns in early May by downgrading bonds issued by Ford and General Motors. Amid the uncertainties of this environment, security selection takes on even greater importance and the in-depth, professional research and active management that mutual funds can provide makes them an intelligent choice for today's investors.

We want you to know that Putnam Investments' management team, under the leadership of Chief Executive Officer Ed Haldeman, continues to focus on investment performance and remains committed to putting the interests of shareholders first. In keeping with these goals, we are including additional disclosure about your fund's management team in this report. Following the Outlook for Your Fund, we provide manager compensation information that pertains to your fund. In addition, on page 19 of this report we provide information about the 2004 approval by the Trustees of your fund's management contract with Putnam.

We would also like to take this opportunity to announce the retirement of one of your fund's Trustees, Ronald J. Jackson, who has been an independent Trustee of the Putnam funds since 1996. We thank him for his service.

In the following pages, members of your fund's management team discuss the fund's performance, the strategies used to pursue the fund's investment objectives during the reporting period, and the team's outlook for the months ahead.

As always, we thank you for your continuing confidence in Putnam.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

July 20, 2005


Report from Fund Management

Fund highlights

 * During the semiannual period ended May 31, 2005, Putnam Limited Duration Government Income Fund's class A shares had a total return of 1.26% without sales charges.

 * The fund's primary benchmark, the Lehman Intermediate Government Bond Index, returned 1.84%.

 * The average return for the fund's Lipper category, Short-Intermediate U.S. Government Funds, was 1.31%.

 * Your fund's name and investment strategy have changed. See page 5 for details.

 * See the Performance Summary beginning on page 10 for additional fund performance, comparative performance, and Lipper data.

Performance commentary

Your fund earned a modestly positive return for the period, reflecting a generally favorable environment. Bond markets showed surprising resilience in the face of a solidly growing economy (which often exerts upward pressure on bond yields and downward pressure on bond prices), continued increases in the federal funds rate by the Federal Reserve Board (the Fed), and inflationary pressures. However, the fund's performance lagged that of its benchmark for the period. A key reason was the fund's duration position, which we kept conservatively short to protect against potential loss of principal in the event of rising interest rates. (Bond prices move in the opposite direction of interest rates.) Over the period long-term rates declined and long-term bond prices rose. This trend constrained the portfolio's returns compared to the benchmark, which contained relatively more long-term securities. The fund's performance at net asset value (NAV, or without sales charges) was in line with that of its Lipper peer group average.

--------------------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 5/31/05
--------------------------------------------------
Class A
(inception 2/16/93)          NAV             POP
--------------------------------------------------
6 months                    1.26%          -1.97%
--------------------------------------------------
1 year                      3.28           -0.05
--------------------------------------------------
5 years                    29.21           25.02
Annual average              5.26            4.57
--------------------------------------------------
10 years                   69.99           64.44
Annual average              5.45            5.10
--------------------------------------------------
Annual average
(life of fund)              5.12            4.83
--------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes. Returns at NAV do not reflect a sales charge of 3.25%. For the most recent month-end performance, visit www.putnaminvestments.com. For a portion of the period, this fund limited expenses, without which returns would have been lower. A short-term trading fee of up to 2% may apply.

FUND PROFILE

Putnam Limited Duration Govern ment Income Fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by allocating its assets among intermediate-maturity U.S. Treasuries, mortgage-backed securities, and other U.S. government agency securities. The fund may be appropriate for investors seeking current income.


Market overview

The Fed continued to lift short-term interest rates in small, gradual increments throughout the period. These actions extended the cycle of monetary tightening the central bank initiated in June 2004 in its efforts to slow the pace of economic growth. Longer-term rates, however, were another story. Confounding the expectations of most analysts, these rates fell in the period's first months. In February, Fed Chairman Alan Greenspan said that he was baffled by the decline, and in March the Fed signaled greater concern about inflationary pressures in the economy. In reaction, interest rates rose across the board in the following weeks. However, by early April, the downward trend in longer-term bond yields had resumed, a slide that persisted through the period's end.

This three-stage pattern also held for the yield premiums of nongovernment bonds over U.S. Treasuries. Early in the period, the gap between yields of Treasuries and those of securities in the so-called "spread" sectors, such as agencies and mortgage-backed securities, continued to narrow. When rates spiked in February and March, yield spreads widened. And when rates recommenced their retreat in April and May, spreads contracted once again. As a result, most spread sectors outperformed Treasuries for the period.

Amid decidedly mixed interest-rate trends -- shorter-term rates rising even as longer-term rates fell -- most bond-market indexes posted gains for the period.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 5/31/05
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Intermediate Government Bond Index
(intermediate-maturity U.S. Treasury and agency securities)             1.84%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         2.90%
-------------------------------------------------------------------------------
Lehman Municipal Bond Index (tax-exempt bonds)                          3.52%
-------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield
corporate bonds)                                                        0.99%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      2.42%
-------------------------------------------------------------------------------
Russell 1000 Index (large-company stocks)                               3.31%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                  1.81%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 5/31/05.
-------------------------------------------------------------------------------

Strategy overview

We make two key strategic decisions in managing your fund. The first is to estimate the direction of interest rates based on factors such as economic indicators, Fed statements and strategy, and market sentiment. Based on these estimates, we then strive to position the portfolio to benefit from expected changes in interest rates and in the shape of the yield curve. Our second major decision is to allocate portfolio holdings by market sector. We assess the relative attractiveness not only of sectors included in the benchmark (U.S. Treasuries and agencies) but also those that are not in the benchmark but that are allowable investments within fund guidelines (for example, mortgage-backed securities, or MBSs).

In addition, we make several strategic decisions related specifically to MBSs. We evaluate the relative appeal of pass-through securities issued by the Government National Mortgage Association (known as Ginnie Maes), the Federal National Mortgage Association (Fannie Maes), and the Federal Home Loan Mortgage Corporation (Freddie Macs). We also seek to identify securities with maturities (e.g., 30-year, 15-year, or adjustable-rate), coupon levels (e.g., 5.5%, 6.5%, 7%), and seasoning (length of time in the market) in order to determine what we believe are the best risk/return trade-offs for the portfolio.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION COMPARED]

PORTFOLIO COMPOSITION COMPARED

                         as of 11/30/04          as of 5/31/05

Fixed-rate
mortgage-backed
securities                   35.9%                   42.5%

U.S. Treasury
securities                   48.5%                   38.3%

Cash and short-term
investments                  17.9%                   10.7%

U.S. government
agency obligations            8.7%                    6.4%

Adjustable rate
mortgage-backed
securities                    2.1%                    2.1%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time. A portion of the short-term investments reflects amounts used to settle TBA purchase commitments.


How fund holdings affected performance

In keeping with its objective of capital preservation, the fund maintained a duration profile throughout the period that was shorter than that of the benchmark. As mentioned in the Performance Commentary section, this conservative positioning dampened fund returns versus the benchmark, as longer-term interest rates fell during the period.

In terms of sector allocations, the fund's holdings in mortgage-backed securities (MBSs), which outpaced Treasuries for the period, aided performance. MBS prices benefited from the attraction of their relatively higher yields as interest rates declined. The downgrades of General Motors and Ford Motor bonds to below-investment-grade status in early May hurt the MBS market in sympathy for a few weeks, but the adverse effects of the downgrades had evaporated by the end of the period. Holdings in mortgage interest-only securities also fared well, as the greater yields offered by these securities became more appealing to investors.

The fund was underweighted in agency securities during the period, reflecting our belief that securities offering comparable risk/reward profiles could be obtained in the MBS market at more attractive prices. This underweight positioning proved detrimental to performance during the period as intense demand from Asian investors drove agency bond prices higher. We still believe that over the long term, MBSs offer better relative value than agencies. Another, longer-term reason for preferring MBS over agencies is that foreign central banks are gradually expanding their investment universe from Treasuries and agencies to MBSs as they become more sophisticated about U.S. income investments.


[GRAPHIC OMITTED: horizontal bar chart THE FUND'S MATURITY AND DURATION
COMPARED]

THE FUND'S MATURITY AND DURATION COMPARED

                              11/30/04           5/31/05

Average effective
maturity in years               3.8               3.9

Duration in years               2.7               1.8

Footnotes read:
This chart compares changes in the fund's duration (a measure of its sensitivity to interest-rate changes) and its average effective maturity (a weighted average of the holdings' maturities).

Average effective maturity also takes into account put and call features, where applicable, and reflects prepayments for mortgage-backed securities.

In terms of issuers, we continued to prefer Fannie Mae securities over Ginnie Maes and Freddie Macs during the period, a strategy that slightly aided returns. In our view, Ginnie Maes have tended to be overpriced due to robust demand from Asian banks and constricted supply. The market for Fannie Maes is also larger and more liquid than those for Ginnie Maes and Freddie Macs, facilitating transactions.

The portfolio's emphasis on longer-maturity securities (specifically, 30-year versus 15-year securities) was also a slight positive, as investors were drawn to the higher yields of longer-dated paper. We also continued to favor older, more seasoned mortgages, a positioning that was especially beneficial within our interest-only mortgage holdings. We believe the market is not correctly pricing for older securities' relative lack of volatility and lower prepayment risk.

At the beginning of the period, the fund was weighted toward premium-coupon securities such as FNMA 6.5%s and 7.0%s. These securities underperformed in the period's first weeks, and as the period progressed we gradually sold them in favor of seasoned interest-only and lower-coupon bonds; by the end of May, 5.5%s were heavily represented in the portfolio. We have tended to avoid 5%s, which have been in such great demand that they have become richly priced, in our opinion.

In the first months of the period we positioned the portfolio to benefit from yield-curve flattening, a strategy that slightly enhanced returns. We gradually moved to a neutral stance by the end of April and remained in that position through the end of the period.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

Effective November 30, 2004, Putnam Intermediate U.S. Government Income Fund was renamed Putnam Limited Duration Government Income Fund to more accurately reflect its investment objectives and strategies. The fund's investment policy was also amended at that time. The former policy, as stated in the fund's prospectus, called for maintaining a dollar-weighted maturity of three to ten years. After January 21, 2005, under the new policy, the fund has typically maintained an average duration of one to three years, while continuing to invest in securities with maturities between one and ten years. The fund's objectives have remained the same.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Our economists foresee continued steady, moderate economic growth with a slight increase in inflation. Such an environment is consistent with further short-term interest-rate increases by the Fed and with rising long-term bond yields, despite recent anomalous trends to the contrary. Given today's historically low interest rates, we believe it is prudent to protect the fund from rising interest rates -- that is, to maintain a short duration profile -- as in our view interest rates are likelier to rise than to fall over the next several months.

With regard to sectors, we continue to emphasize MBSs over agencies. Although the mortgage sector has outperformed Treasuries for well over a year, it is our view that select mortgage securities still offer value. Among the major issuers of mortgage securities, we continue to favor Fannie Mae over Ginnie Mae and Freddie Mac. We also maintain a preference for longer-maturity instruments, whose higher yields support their prices while enhancing fund income, and for more seasoned securities as they are less exposed to prepayment risk.

In coming months, we will strive to preserve capital while seeking opportunities for greater income.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Your fund's management

Your fund is managed by the members of the Putnam Core Fixed-Income Team. Kevin Cronin is the Portfolio Leader of the fund. Rob Bloemker and Daniel Choquette are Portfolio Members. The Portfolio Leader and
Portfolio Members coordinate the team's management of the fund.

For a complete listing of the members of the Putnam Core Fixed-Income Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at

www.putnaminvestments.com.


Fund ownership

The table below shows how much the fund's current Portfolio Leader and Portfolio Members have invested in the fund (in dollar ranges).
Information shown is as of May 31, 2005, and May 31, 2004.

-------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO LEADER AND PORTFOLIO MEMBERS
-------------------------------------------------------------------------------------------------------------
                                    $1 -        $10,001 -   $50,001-     $100,001 -   $500,001 -   $1,000,001
                    Year     $0     $10,000     $50,000     $100,000     $500,000     $1,000,000     and over
-------------------------------------------------------------------------------------------------------------
Kevin Cronin        2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Leader    2004      *
-------------------------------------------------------------------------------------------------------------
Rob Bloemker        2005                           *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    2004      *
-------------------------------------------------------------------------------------------------------------
Daniel Choquette    2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member     N/A
-------------------------------------------------------------------------------------------------------------

N/A indicates the individual was not a Portfolio Leader or Portfolio Member as of 5/31/04.


Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $380,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team and the Group Chief Investment Officer of the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Kevin Cronin is also a Portfolio Leader of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam U.S. Government Income Trust. He is also a Portfolio Member of The George Putnam Fund of Boston and Putnam Equity Income Fund.

Rob Bloemker is also a Portfolio Member of Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Income Fund, Putnam Master Intermediate Income Trust, Putnam Premier Income Trust, and Putnam U.S. Government Income Trust.

Daniel Choquette is also a Portfolio Member of Putnam American
Government Income Fund and Putnam U.S. Government Income Trust.

Kevin Cronin, Rob Bloemker, and Daniel Choquette may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Changes in your fund's Portfolio Leader and Portfolio Members

During the year ended May 31, 2005, Portfolio Member Daniel Choquette joined your fund's management team.


Fund ownership

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is as of May 31, 2005, and May 31, 2004.

--------------------------------------------------------------------------------------------------
PUTNAM EXECUTIVE BOARD
--------------------------------------------------------------------------------------------------
                                                    $1 -        $10,001 -   $50,001-     $100,001
                                    Year     $0     $10,000     $50,000     $100,000     and over
--------------------------------------------------------------------------------------------------
Philippe Bibi                       2005      *
--------------------------------------------------------------------------------------------------
Chief Technology Officer            2004      *
--------------------------------------------------------------------------------------------------
John Boneparth                      2005      *
--------------------------------------------------------------------------------------------------
Head of Global Institutional Mgmt   2004      *
--------------------------------------------------------------------------------------------------
Joshua Brooks                       2005      *
--------------------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
--------------------------------------------------------------------------------------------------
Kevin Cronin                        2005      *
--------------------------------------------------------------------------------------------------
Head of Investments                 2004      *
--------------------------------------------------------------------------------------------------
Charles Haldeman, Jr.               2005                           *
--------------------------------------------------------------------------------------------------
President and CEO                   2004      *
--------------------------------------------------------------------------------------------------
Amrit Kanwal                        2005      *
--------------------------------------------------------------------------------------------------
Chief Financial Officer             2004      *
--------------------------------------------------------------------------------------------------
Steven Krichmar                     2005      *
--------------------------------------------------------------------------------------------------
Chief of Operations                 2004      *
--------------------------------------------------------------------------------------------------
Francis McNamara, III               2005               *
--------------------------------------------------------------------------------------------------
General Counsel                     2004      *
--------------------------------------------------------------------------------------------------
Richard Monaghan                    2005      *
--------------------------------------------------------------------------------------------------
Head of Retail Management           2004      *
--------------------------------------------------------------------------------------------------
Richard Robie, III                  2005      *
--------------------------------------------------------------------------------------------------
Chief Administrative Officer        2004      *
--------------------------------------------------------------------------------------------------
Edward Shadek                       2005      *
--------------------------------------------------------------------------------------------------
Deputy Head of Investments           N/A
--------------------------------------------------------------------------------------------------

N/A indicates the individual was not a member of Putnam's Executive Board as of 5/31/04.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended May 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 5/31/05
---------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (2/16/93)             (2/16/93)             (7/26/99)              (4/3/95)        (12/1/03)
---------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
---------------------------------------------------------------------------------------------------------------------------
6 months                   1.26%     -1.97%      0.96%     -2.03%      0.88%     -0.12%      1.18%     -0.93%      1.14%
---------------------------------------------------------------------------------------------------------------------------
1 year                     3.28      -0.05       2.66      -0.34       2.52       1.52       3.10       1.15       3.02
---------------------------------------------------------------------------------------------------------------------------
5 years                   29.21      25.02      25.32      25.32      24.17      24.17      28.14      25.51      27.74
Annual average             5.26       4.57       4.62       4.62       4.42       4.42       5.08       4.65       5.02
---------------------------------------------------------------------------------------------------------------------------
10 years                  69.99      64.44      60.30      60.30      57.02      57.02      67.87      64.47      65.72
Annual average             5.45       5.10       4.83       4.83       4.62       4.62       5.32       5.10       5.18
---------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             5.12       4.83       4.50       4.50       4.29       4.29       4.98       4.81       4.86
---------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 3.25% and 2.00%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 3% in the first year, declining to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R shares have no initial sales charge or CDSC. Performance for class C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A 2% short-term trading fee may be applied to shares exchanged or sold within 5 days of purchase.


-----------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/05
-----------------------------------------------------------------------
                                                 Lipper Short-
                          Lehman Intermediate  Intermediate U.S.
                              Government       Government Funds
                              Bond Index       category average*
-----------------------------------------------------------------------
6 months                         1.84%               1.31%
-----------------------------------------------------------------------
1 year                           4.06                3.06
-----------------------------------------------------------------------
5 years                         36.67               29.75
Annual average                   6.45                5.34
-----------------------------------------------------------------------
10 years                        79.67               66.06
Annual average                   6.03                5.19
-----------------------------------------------------------------------
Annual average
(life of fund)                   5.83                5.12
-----------------------------------------------------------------------

   Index and Lipper results should be compared to fund performance at net asset value.

 * Over the 6-month and 1-, 5-, and 10-year periods ended 5/31/05, there were 80, 80, 67, and 47 funds, respectively, in this Lipper category.


-----------------------------------------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/05
-----------------------------------------------------------------------------------------------------------------------------
                              Class A              Class B              Class C              Class M              Class R
-----------------------------------------------------------------------------------------------------------------------------
Distributions (number)              6                    6                    6                    6                    6
-----------------------------------------------------------------------------------------------------------------------------
Income                          $0.051073            $0.035691            $0.031947            $0.047193            $0.044689
-----------------------------------------------------------------------------------------------------------------------------
Capital gains
-----------------------------------------------------------------------------------------------------------------------------
Long-term                           --                   --                   --                   --                   --
-----------------------------------------------------------------------------------------------------------------------------
Short-term                      $0.043000            $0.043000            $0.043000            $0.043000            $0.043000
-----------------------------------------------------------------------------------------------------------------------------
Total                           $0.094073            $0.078691            $0.074947            $0.090193            $0.087689
-----------------------------------------------------------------------------------------------------------------------------
Share value:                 NAV        POP             NAV                  NAV            NAV        POP             NAV
-----------------------------------------------------------------------------------------------------------------------------
11/30/04                   $5.16      $5.33            $5.17                 $5.16        $5.18      $5.29             5.16
-----------------------------------------------------------------------------------------------------------------------------
5/31/05                     5.13       5.30             5.14                  5.13         5.15       5.26             5.13
-----------------------------------------------------------------------------------------------------------------------------
Current return
(end of period)
-----------------------------------------------------------------------------------------------------------------------------
Current dividend rate 1    2.55%      2.47%            1.95%                 1.80%        2.39%      2.34%            2.30%
-----------------------------------------------------------------------------------------------------------------------------
Current 30-day
SEC yield 2                2.85       2.75             2.25                  2.09         2.70       2.64             2.60
-----------------------------------------------------------------------------------------------------------------------------

 1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

 2 Based only on investment income, calculated using SEC guidelines.


---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 6/30/05 (MOST RECENT CALENDAR QUARTER)
---------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)             (2/16/93)             (2/16/93)             (7/26/99)              (4/3/95)        (12/1/03)
---------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
---------------------------------------------------------------------------------------------------------------------------
6 months                   0.68%     -2.54%      0.59%     -2.41%      0.31%     -0.69%      0.61%     -1.49%      0.57%
---------------------------------------------------------------------------------------------------------------------------
1 year                     2.97      -0.35       2.53      -0.47       2.20       1.20       2.79       0.84       2.70
---------------------------------------------------------------------------------------------------------------------------
5 years                   27.34      23.27      23.75      23.75      22.62      22.62      26.29      23.74      25.82
Annual average             4.95       4.27       4.35       4.35       4.16       4.16       4.78       4.35       4.70
---------------------------------------------------------------------------------------------------------------------------
10 years                  67.34      61.98      58.15      58.15      54.59      54.59      65.32      61.98      63.19
Annual average             5.28       4.94       4.69       4.69       4.45       4.45       5.16       4.94       5.02
---------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             5.08       4.80       4.48       4.48       4.26       4.26       4.94       4.78       4.83
---------------------------------------------------------------------------------------------------------------------------


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Limited Duration Government Income Fund from December 1, 2004, to May 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

-----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 5/31/05
-----------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
-----------------------------------------------------------------------------
Expenses paid per
$1,000*                   $5.17      $8.17      $8.91      $5.92      $6.42
-----------------------------------------------------------------------------
Ending value (after
expenses)             $1,012.60  $1,009.60  $1,008.80  $1,011.80  $1,011.40
-----------------------------------------------------------------------------

 * Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/05. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended May 31, 2005, use the calculation method below. To find the value of your investment on December 1, 2004, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 12/01/2004 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.


-----------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                     Total
Value of your                                Expenses paid           expenses
investment on 12/1/04  [DIV]    $1,000   X    per $1,000            = paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                [DIV]    $1,000   X  $5.17 (see table above) = $51.70
-----------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 5/31/05
------------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Expenses paid per
$1,000*                   $5.19      $8.20      $8.95      $5.94      $6.44
------------------------------------------------------------------------------
Ending value (after
expenses)             $1,019.80  $1,016.80  $1,016.06  $1,019.05  $1,018.55
------------------------------------------------------------------------------

 * Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 5/31/05. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
------------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
------------------------------------------------------------------------------
Your fund's annualized
expense ratio              1.03%      1.63%      1.78%      1.18%      1.28%
------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer
group+                     1.04%      1.64%      1.79%      1.19%      1.29%
------------------------------------------------------------------------------

+ Simple average of the expenses of all front-end load funds in the fund's
  Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 3/31/05. To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly smaller or larger than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.


Understanding your fund's
portfolio turnover

Putnam funds are actively managed by teams of experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund's managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund's assets within a one-year period. Funds with high turnover may be more likely to generate capital gains and dividends that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the table below to compare your fund's turnover with the average turnover for funds in its Lipper category.


------------------------------------------------------------------------------
TURNOVER COMPARISONS
percentage of holdings that change every year
------------------------------------------------------------------------------
                            2004     2003       2002       2001       2000
------------------------------------------------------------------------------
Putnam Limited Duration
Government Income
Fund                        263%     509%*      539%*      224%*      401%
------------------------------------------------------------------------------
Lipper Short-Intermediate
U.S. Government Funds
category average            139%     175%       166%       158%       129%
------------------------------------------------------------------------------

  Turnover data for the fund is calculated based on the fund's fiscal-year period, which ends on November 30. Turnover data for the fund's Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the compatibility of the fund's portfolio turnover rate to the Lipper average. Comparative data for 2004 is based on information available as of 3/31/05.

* Portfolio turnover excludes certain Treasury note transactions executed in connection with a short-term trading strategy.

Risk comparison

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       0.07

Taxable bond
fund average           0.30

0%   INCREASING RISK   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Aggregate Bond Index is an unmanaged index of U.S.
investment-grade fixed-income securities.

Lehman Intermediate Government Bond Index is an unmanaged index of U.S. Treasury and agency securities with maturities between 1 and 10 years.

Lehman Municipal Bond Index is an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.


Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund's management contract with Putnam Management. In this regard the Board of Trustees, with the assistance of its Contract Committee consisting solely of Independent Trustees, requests and evaluates all information it deems reasonably necessary in the circumstances. Over the course of several months beginning in March and ending in June of 2004, the Contract Committee reviewed the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's contract, effective July 1, 2004.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such service, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below.

Model fee schedules and categories; total expenses

The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam complex and compares favorably with fees paid by competitive funds sponsored by other advisors. The Trustees reviewed the model fee schedule currently in effect for the fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. The Trustees also reviewed comparative fee and expense information for competitive funds. The Trustees concluded that no changes should be made in the fund's current fee schedule at this time. The Trustees noted that expense ratios for a number of Putnam funds had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004. They also noted that the competitive landscape regarding mutual fund fees may be changing as a result of fee reductions accepted by various other fund groups in connection with recent regulatory settlements and greater focus on fees and expenses in the mutual fund industry generally. The Trustees indicated an intention to monitor these developments closely.

Economies of scale

As noted above, the Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees indicated their intention to continue their ongoing consideration of economies of scale and in particular to consider further the possible operation of such economies in the event that a significant recovery in the equity markets or net fund sales were to raise asset levels substantially above current levels. In this regard, the Trustees noted that they had reviewed data relating to the substantial increase in asset levels of the Putnam funds that occurred during the years leading up to the market peak in 2000, the subsequent decline in assets and the resulting impact on revenues and expenses of Putnam Management. The Trustees also noted that recent declines in net assets in many Putnam funds, together with significant changes in the cost structure of Putnam Management have altered the economics of Putnam Management's business in significant ways. The Trustees concluded that they would monitor these changes carefully and evaluate the resulting impact on Putnam Management's economics and the sharing of economies of scale between the parties.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under the Management Contracts. The Trustees recognized that a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds.

They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such under-performance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line in an effort to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted. As a general matter, the Trustees concluded that consultation between the Trustees and Putnam Management represents the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds and their financial advisors have, as a general matter, effectively placed their trust in the Putnam organization, under the supervision of the funds' Trustees, to make appropriate decisions regarding the management of the funds. The Trustees believe that the termination of the Management Contract and engagement of a new investment adviser for under-performing funds, with all the attendant disruptions, would not serve the interests of fund shareholders at this time and would not necessarily provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the Management Contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, which pertain mainly to funds investing in equity securities. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage represent assets of the funds that should be used for the benefit of fund shareholders. The Trustees noted recent trends in the allocation of fund brokerage, including commission costs, the allocation of brokerage to firms that provide research services to Putnam Management, and the sources and application of available soft-dollar credits. Effective December 31, 2003, reflecting a decision made by the Trustees earlier that year, Putnam Management ceased allocating brokerage in connection with the sale of fund shares. In addition, in preparing its budget for commission allocations in 2004, Putnam Management voluntarily reduced substantially the allocation of brokerage commissions to acquire research services from third-party service providers. In light of evolving best practices in the mutual fund industry, the Trustees concluded that this practice should be further curtailed and possibly eliminated in the near future. The Trustees indicated that they would continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of the annual contract reviews included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans and college endowments. This information included comparison of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees devoted special attention to these issues and reviewed recent articles by critics of mutual fund fees, articles by the ICI defending such fee differences, and relevant guidance provided by decisions of the courts. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflects to a substantial degree historical competitive forces operating in separate market places. In reaching their conclusions, the Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, and also considered the differences between the services that Putnam provides to the Putnam funds and those that it provides to institutional clients of the firm.

Settlement of regulatory charges related to market timing

Finally, in reaching their conclusions, the Trustees considered all matters pertinent to the administrative charges filed against Putnam Management by the SEC and the Commonwealth of Massachusetts in October 2003 relating to market timing, the firm's settlement of those charges, and the conclusions and recommendations of the Trustees' Audit and Pricing Committee based on its review of these matters. The Trustees considered the actions taken by the owner of Putnam Management and its new senior management to terminate or discipline the individuals involved, to implement new compliance systems, to indemnify the funds against all costs and liabilities related to these matters, and otherwise to ensure that the interests of the funds and their shareholders are fully protected. The Trustees noted that, in addition to the settlements of the regulatory charges which will provide comprehensive restitution for any losses suffered by shareholders, the new senior management of Putnam Management has moved aggressively to control expense ratios of funds affected by market timing, to reduce charges to new investors, to improve disclosure of fees and expenses, and to emphasize the paramount role of investment performance in achieving shareholders' investment goals.


Other information for shareholders

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by the fund's net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
May 31, 2005 (Unaudited)

U.S. government and agency mortgage obligations (81.9%) (a)
Principal amount                                                          Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
-------------------------------------------------------------------------------
               Government National Mortgage
               Association Adjustable Rate
               Mortgages
   $13,530,412 4 1/2s, August 20, 2034                              $13,563,338
        97,080 3 3/4s, July 20, 2026                                     98,306
               Government National Mortgage
               Association Pass-Through
               Certificates
     1,669,948 7 1/2s, with due dates from December
               15, 2023 to March 15, 2032                             1,798,970
       279,871 7s, with due dates from July 15,
               2029 to May 15, 2032                                     297,902
                                                                 --------------
                                                                     15,758,516

U.S. Government Agency Mortgage Obligations (79.5%)
-------------------------------------------------------------------------------
               Federal Home Loan Mortgage
               Corporation
        67,239 7 1/2s, with due dates from April 1,
               2016 to December 1, 2017                                  71,146
    21,909,904 6 1/2s, with due dates from March 1,
               2029 to March 1, 2035                                 22,773,549
    88,500,281 5 1/2s, with due dates from November
               1, 2008 to May 1, 2020                                91,129,717
               Federal National Mortgage
               Association Pass-Through
               Certificates
       305,075 7 1/2s, with due dates from October
               1, 2022 to November 1, 2030                              327,150
    22,455,290 7s, with due dates from July 1, 2023
               to April 1, 2034                                      23,734,079
       728,134 7s, with due dates from September 1,
               2007 to January 1, 2015                                  765,451
     4,800,000 7s, TBA, June 1, 2035                                  5,064,750
    26,948,920 6 1/2s, with due dates from November
               1, 2023 to October 1, 2034                            28,031,435
     1,654,416 6 1/2s, with due dates from February
               1, 2014 to February 1, 2017                            1,731,551
       798,087 6s, with due dates from March 1,
               2014 to October 1, 2016                                  827,950
     4,406,840 5 1/2s, with due dates from April 1,
               2020 to April 1, 2035                                  4,533,708
    40,012,636 5 1/2s, with due dates from January
               1, 2009 to March 1, 2020                              41,151,419
   109,577,000 5 1/2s, TBA, June 1, 2035                            111,057,999
    88,500,000 5 1/2s, TBA, June 1, 2020                             90,864,614
       319,320 5s, May 1, 2019                                          323,361
    28,600,000 5s, TBA, June 1, 2035                                 28,568,717
    66,600,000 4 1/2s, TBA, June 1, 2020                             66,282,611
       530,592 4s, June 1, 2019                                         518,799
                                                                 --------------
                                                                    517,758,006
                                                                 --------------
               Total U.S. government and agency
               mortgage  obligations
               (cost $530,096,318)                                 $533,516,522

U.S. government agency obligations (6.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Freddie Mac
   $24,400,000 6 7/8s, September 15, 2010                           $27,770,372
    12,580,000 6 5/8s, September 15, 2009                            13,870,162
                                                                 --------------
               Total U.S. government agency
               obligations (cost $41,380,350)                       $41,640,534

U.S. Treasury obligations (38.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               U.S. Treasury Notes
    $1,300,000 4 1/4s, August 15, 2014                               $1,325,188
    65,596,000 4 1/4s, August 15, 2013                               67,092,409
    25,000,000 4s, February 15, 2014                                 25,070,313
   102,000,000 3 1/4s, August 15, 2008                              100,764,841
    40,500,000 1 7/8s, January 31, 2006                              40,126,639
    15,000,000 1 1/8s, June 30, 2005                                 14,982,422
                                                                 --------------
               Total U.S. Treasury obligations
               (cost $249,352,823)                                 $249,361,812

Collateralized mortgage obligations (8.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Fannie Mae
    $2,883,020 Ser. 03-W6, Class PT1, 9.43s, 2042                    $3,145,388
       564,049 Ser. 04-W8, Class 3A, 7 1/2s, 2044                       605,513
     2,183,404 Ser. 04-T3, Class 1A4, 7 1/2s, 2044                    2,342,360
       467,604 Ser. 04-T2, Class 1A4, 7 1/2s, 2043                      502,890
       159,729 Ser. 03-W4, Class 4A, 7 1/2s, 2042                       170,535
     1,361,470 Ser. 02-T18, Class A4, 7 1/2s, 2042                    1,457,573
     3,887,388 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                    4,161,156
     7,960,879 Ser. 02-T16, Class A3, 7 1/2s, 2042                    8,520,055
       718,973 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                      769,955
     2,358,949 Ser. 02-W4, Class A5, 7 1/2s, 2042                     2,522,669
        97,857 Ser. 02-W1, Class 2A, 7 1/2s, 2042                       104,046
       369,346 Ser. 02-14, Class A2, 7 1/2s, 2042                       394,778
     2,239,808 Ser. 01-T10, Class A2, 7 1/2s, 2041                    2,389,026
     1,549,924 Ser. 02-T4, Class A3, 7 1/2s, 2041                     1,653,661
       564,881 Ser. 02-T6, Class A2, 7 1/2s, 2041                       602,253
     1,059,824 Ser. 01-T12, Class A2, 7 1/2s, 2041                    1,131,016
       609,827 Ser. 01-T8, Class A1, 7 1/2s, 2041                       649,504
     3,769,647 Ser. 01-T7, Class A1, 7 1/2s, 2041                     4,011,331
        13,911 Ser. 01-T3, Class A1, 7 1/2s, 2040                        14,811
       204,089 Ser. 99-T2, Class A1, 7 1/2s, 2039                       218,221
       626,043 Ser. 03-W10, Class 1A1, 7 1/2s, 2032                     668,620
     2,722,694 Ser. 02-T1, Class A3, 7 1/2s, 2031                     2,907,035
     1,158,128 Ser. 00-T6, Class A1, 7 1/2s, 2030                     1,232,379
       396,965 Ser. 02-W7, Class A5, 7 1/2s, 2029                       424,724
       375,188 Ser. 02-W3, Class A5, 7 1/2s, 2028                       401,022
     1,821,000 Ser. 05-45, Class OX, Interest Only
               (IO), 7s, 2035                                           306,752
       348,334 Ser. 318, Class 2, IO, 6s, 2032                           61,299
    13,001,995 Ser. 350, Class 2, IO, 5 1/2s, 2034                    2,375,042
     6,721,837 Ser. 338, Class 2, IO, 5 1/2s, 2033                    1,249,341
     6,891,782 Ser. 333, Class 2, IO, 5 1/2s, 2033                    1,282,564
     2,594,681 Ser. 329, Class 2, IO, 5 1/2s, 2033                      480,247
     1,886,718 Ser. 343, Class 25, IO, 4 1/2s, 2018                     265,958
    13,557,000 IFB Ser. 05-45, Class EW, 3.63s,
               2035                                                     818,573
     2,014,673 Ser. 352, Class 1, Principal Only
               (PO), zero %, 2034                                     1,660,694
     2,951,218 Ser. 353, Class 1, PO, zero %, 2034                    2,308,022
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
       984,134 Ser. T-58, Class 4A, 7 1/2s, 2043                      1,051,116
       539,199 Ser. T-42, Class A5, 7 1/2s, 2042                        576,002
       250,850 Ser. T-41, Class 3A, 7 1/2s, 2032                        267,377
               Freddie Mac
     1,045,210 Ser. 224, IO, 6s, 2033                                   166,251
     6,337,217 Ser. 226, IO, 5 1/2s, 2034                             1,204,016
     1,283,834 Ser. 223, IO, 5 1/2s, 2032                               226,898
       205,347 Ser. 2600, Class CI, IO, 5 1/2s,
               2029                                                      43,120
     2,971,661 Ser. 227, IO, 5s, 2034                                   656,985
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $58,373,550)                       $56,000,778

Short-term investments (5.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $13,000,000 Federal Home Loan Bank for an
               effective yield of 3.00%, June 10,
               2005                                                 $12,990,396
    11,000,000 Federal Home Loan Bank for an
               effective yield of 2.95%, June 3,
               2005                                                  10,998,225
     1,025,000 U.S. Treasury Bills for an effective
               rate of 2.77 %, June 30, 2005 (SEG)                    1,022,731
        50,000 U.S. Treasury Bills for an effective
               rate of 2.77 %, June 23, 2005 (SEG)                       49,915
    11,704,000 Interest in $335,000,000 tri-party
               joint repurchase agreement  dated
               May 31, 2005 with Merrill Lynch
               Government Securities due  June 1,
               2005 with respect to various U.S.
               government obligations --  maturity
               value of $11,704,998 for an
               effective yield of 3.07%
               (collateralized by Fannie Maes and
               Freddie Macs with yields ranging
               from 4.00% to 10.50% and due dates
               ranging from November 1,  2005 to
               June 1, 2035, valued at
               $341,702,255)                                         11,704,000
                                                                 --------------
               Total Short-term investments
               (cost $36,765,267)                                   $36,765,267
-------------------------------------------------------------------------------
               Total Investments
               (cost $915,968,308)                                 $917,284,913
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $651,656,495.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2005.

      TBA after the name of a security represents to be announced securities (Note 1).

      At May 31, 2005, liquid assets totaling $181,916,059 have been designated as collateral for forward commitments, open swap contracts, and futures contracts.


Futures contracts outstanding at May 31, 2005

                                                                                           Unrealized
                                         Number of                         Expiration     appreciation/
                                         contracts       Value                date       (depreciation)
------------------------------------------------------------------------------------------------------
CBT Interest Rate
10 yr (Long)                                825       $92,889,844            Jun-05        $3,079,978
Euro 90 day (Long)                           46        11,106,700            Jun-05           (28,817)
Euro 90 day (Long)                           46        11,070,475            Sep-05           (24,742)
Euro 90 day (Long)                           45        10,813,500            Dec-05           (11,963)
Euro 90 day (Long)                           31         7,444,263            Mar-05            10,522
Euro 90 day (Long)                            8         1,919,900            Jun-05             2,770
U.S. Treasury Long
Bond (Short)                                384        45,096,000            Sep-05          (394,680)
U.S. Treasury Note
2 yr (Short)                                169        35,104,469            Sep-05           (39,690)
U.S. Treasury Note
5 yr (Short)                                332        36,110,188            Sep-05           (89,184)
------------------------------------------------------------------------------------------------------
                                                                                           $2,504,194
------------------------------------------------------------------------------------------------------



TBA sale commitments outstanding at May 31, 2005
(proceeds receivable $297,023,047)

                                                       Principal          Settlement
Agency                                                   amount              date            Value
------------------------------------------------------------------------------------------------------
FHLMC, 5 1/2s, June 1, 2020                           $88,500,000           6/16/05       $90,871,526
FNMA, 5 1/2s, June 1, 2020                            132,800,000           6/16/05       136,348,256
FNMA, 5s, June 1, 2035                                 27,200,000           6/13/05        27,170,249
FNMA, 4 1/2s, June 1, 2020                             44,700,000           6/16/05        44,486,978
------------------------------------------------------------------------------------------------------
                                                                                         $298,877,009
------------------------------------------------------------------------------------------------------



Interest rate swap contracts outstanding at May 31, 2005
                                                                                           Unrealized
                                                         Notional        Termination      appreciation/
                                                          amount             date        (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. dated
December 2, 2003 to pay semi-annually the
notional amount multiplied by 2.444% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.              $10,538,000           12/5/05           $11,784

Agreement with Bank of America N.A. dated
December 12, 2003 to pay semi-annually the
notional amount multiplied by 2.1125% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                1,861,000          12/16/05             8,738

Agreement with Lehman Brothers Special
Financing, Inc. dated February 2, 2005 to
receive semi-annually the notional amount
multiplied by 4.089% and pay quarterly the
notional amount multiplied by the three
month USD-LIBOR-BBA.                                   91,000,000            2/4/10           827,653

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
pay semi-annually the notional amount
multiplied by 4.64101% and receive quarterly
the notional amount multiplied by the three
month USD-LIBOR-BBA.                                   39,362,000          12/11/13        (1,449,816)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 5, 2003 to
receive semi-annually the notional amount
multiplied by 2.23762% and pay quarterly the
notional amount multiplied by the three month
USD-LIBOR-BBA.                                         21,743,000           12/9/05           (67,325)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 1.999% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         14,191,000           1/26/06            94,712

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.009% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         13,848,000           1/23/06            88,500

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 2.008% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.    13,848,000           1/23/06            88,500

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 2.007% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.     7,438,000           1/26/06            49,128

Agreement with Lehman Brothers Special
Financing, Inc. dated December 12, 2003 to
pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly
the notional amount multiplied by the three
month USD-LIBOR-BBA.                                    5,783,000          12/16/13          (186,277)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied
by 4.375% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.     4,692,000           1/26/14           (70,960)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.408% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.     4,578,000           1/23/14           (80,844)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 21, 2004 to pay
semi-annually the notional amount multiplied
by 4.419% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.     4,578,000           1/23/14           (84,295)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to pay
semi-annually the notional amount multiplied
by 4.710% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.     4,268,000          12/15/13          (179,787)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied by
4.379% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.            2,403,000           1/26/14           (35,617)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 11, 2003 to pay
semi-annually the notional amount multiplied
by 2.235% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.     1,020,000          12/15/05             3,460
------------------------------------------------------------------------------------------------------
                                                                                            $(982,446)
------------------------------------------------------------------------------------------------------




Credit default contracts outstanding at May 31, 2005
                                                                                          Unrealized
                                                                           Notional      appreciation/
                                                                            amount      (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A. effective April 4, 2005, maturing on June 20, 2010, to receive quarterly the notional amount times 23.25 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 11, 2010, the fund makes a
payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%,
November 11, 2010.                                                       $10,600,000          $19,673

Agreement with Bank of America, N.A. effective March 20, 2010, maturing on December 20, 2009, to receive quarterly 18.5 basis points times the notional amount. Upon a credit default event of any FNMA senior note, the fund makes a payment of the proportional notional amount times the difference between the par value and
the then-market value of any FNMA senior note.                             9,700,000           (2,784)

Agreement with Bank of America, N.A. effective February 25, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum. Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%,
November 15, 2011.                                                         6,500,000           (1,122)

Agreement with Credit Suisse First Boston International effective
January 26, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 20.5 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference
between the par value and the then-market value of FNMA, 5.25%,           20,500,000            9,018
August 1, 2012.

Agreement with Credit Suisse First Boston International effective
February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum. Upon a credit default event of FNMA, 5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.25%,
August 1, 2012.                                                            3,300,000             (818)
------------------------------------------------------------------------------------------------------
                                                                                              $23,967
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
May 31, 2005 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $915,968,308)              $917,284,913
-------------------------------------------------------------------------------
Cash                                                               32,910,468
-------------------------------------------------------------------------------
Interest and other receivables                                      3,507,637
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                294,385
-------------------------------------------------------------------------------
Receivable for securities sold                                     34,667,632
-------------------------------------------------------------------------------
Receivable for delayed delivery securities sold                   297,659,339
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         1,172,475
-------------------------------------------------------------------------------
Receivable for open credit default contracts (Note 1)                  28,691
-------------------------------------------------------------------------------
Total assets                                                    1,287,525,540

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                  19,405
-------------------------------------------------------------------------------
Distributions payable to shareholders                                 159,765
-------------------------------------------------------------------------------
Payable for securities purchased                                   32,560,814
-------------------------------------------------------------------------------
Payable for delayed delivery securities purchased                 299,699,470
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                            957,415
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          832,620
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            191,552
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 66,860
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            2,899
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                257,546
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                            2,154,921
-------------------------------------------------------------------------------
Payable for open credit default contracts (Note 1)                      4,724
-------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$297,023,047) (Note 1)                                            298,877,009
-------------------------------------------------------------------------------
Other accrued expenses                                                 84,045
-------------------------------------------------------------------------------
Total liabilities                                                 635,869,045
-------------------------------------------------------------------------------
Net assets                                                       $651,656,495
-------------------------------------------------------------------------------

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Notes 1 and
4)                                                               $651,464,728
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        2,700,322
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)              (3,516,913)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                          1,008,358
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $651,656,495

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($320,072,163 divided by 62,427,144 shares)                             $5.13
-------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $5.13)*                  $5.30
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($145,723,486 divided by 28,355,731 shares)**                           $5.14
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($15,254,170 divided by 2,974,727 shares)**                             $5.13
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,148,996 divided by 1,388,679 shares)                                $5.15
-------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $5.15)***                $5.26
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($107,825 divided by 21,027 shares)                       $5.13
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($163,349,855 divided by 31,913,540 shares)               $5.12
-------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended May 31, 2005 (Unaudited)

Interest income:                                                  $10,883,608
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    1,690,291
-------------------------------------------------------------------------------
Investor servicing fees (Note 2)                                      779,166
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                                99,142
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             15,111
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       20,976
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 410,110
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                 686,993
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  75,715
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  15,240
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                     221
-------------------------------------------------------------------------------
Other                                                                  86,541
-------------------------------------------------------------------------------
Non-recurring costs (Notes 2 and 5)                                     5,922
-------------------------------------------------------------------------------
Costs assumed by Manager (Notes 2 and 5)                               (5,922)
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                        (45,405)
-------------------------------------------------------------------------------
Total expenses                                                      3,834,101
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (63,075)
-------------------------------------------------------------------------------
Net expenses                                                        3,771,026
-------------------------------------------------------------------------------
Net investment income                                               7,112,582
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                      532,080
-------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                       (1,302,199)
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                     (648,636)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, swap contracts and TBA sale commitments during
the period                                                          1,562,975
-------------------------------------------------------------------------------
Net gain on investments                                               144,220
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $7,256,802
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                           Six months ended        Year ended
                                                     May 31       November 30
Decrease in net assets                                 2005*             2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $7,112,582      $13,413,882
-------------------------------------------------------------------------------
Net realized gain (loss) on investments           (1,418,755)       5,025,750
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                     1,562,975       (2,845,141)
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         7,256,802       15,594,491
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                           (3,274,610)      (5,996,426)
-------------------------------------------------------------------------------
Class B                                           (1,108,686)      (2,253,619)
-------------------------------------------------------------------------------
Class C                                              (95,070)        (180,753)
-------------------------------------------------------------------------------
Class M                                              (69,556)        (151,327)
-------------------------------------------------------------------------------
Class R                                                 (798)            (354)
-------------------------------------------------------------------------------
Class Y                                           (1,836,280)      (3,145,923)
-------------------------------------------------------------------------------
From net realized short-term gain on investments
Class A                                           (2,798,804)      (1,228,110)
-------------------------------------------------------------------------------
Class B                                           (1,479,054)        (804,888)
-------------------------------------------------------------------------------
Class C                                             (133,600)         (76,640)
-------------------------------------------------------------------------------
Class M                                              (68,468)         (37,371)
-------------------------------------------------------------------------------
Class R                                                 (602)              (3)
-------------------------------------------------------------------------------
Class Y                                           (1,375,915)        (498,806)
-------------------------------------------------------------------------------
From net realized long-term gain on investments
Class A                                                   --       (2,046,848)
-------------------------------------------------------------------------------
Class B                                                   --       (1,341,480)
-------------------------------------------------------------------------------
Class C                                                   --         (127,732)
-------------------------------------------------------------------------------
Class M                                                   --          (62,286)
-------------------------------------------------------------------------------
Class R                                                   --               (5)
-------------------------------------------------------------------------------
Class Y                                                   --         (831,342)
-------------------------------------------------------------------------------
Redemption fees (Note 1)                               1,978            2,627
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                         (53,983,117)    (229,596,455)
-------------------------------------------------------------------------------
Total decrease in net assets                     (58,965,780)    (232,783,250)

Net assets
-------------------------------------------------------------------------------
Beginning of period                              710,622,275      943,405,525
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $2,700,322, and
$1,972,740, respectively)                       $651,656,495     $710,622,275
-------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.16           $5.18           $5.17           $5.10           $4.90           $4.81
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        .06 (c)         .10 (c)         .06             .17             .26 (f)         .28
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                    -- (d)          -- (d)         .04             .12             .19             .06
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .06             .10             .10             .29             .45             .34
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)           (.08)           (.06)           (.20)           (.25)           (.25)
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                         (.04)           (.04)           (.03)           (.02)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.09)           (.12)           (.09)           (.22)           (.25)           (.25)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          -- (d)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $5.13           $5.16           $5.18           $5.17           $5.10           $4.90
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                      1.26*           2.00            2.00            5.85            9.29            7.23
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $320,072        $340,044        $439,463        $588,232        $327,332        $217,197
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .52* (c)       1.01 (c)         .98             .97             .96            1.00
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.10* (c)       1.82 (c)        1.26            3.18            5.15            5.84
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.94* (g)     262.64          509.05 (e)      538.64 (e)      224.31 (e)      401.30
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and November 31, 2004 reflect a reduction of 0.01% and 0.10%, respectively, of average net assets for class A shares (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(g) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.17           $5.19           $5.18           $5.11           $4.91           $4.81
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        .04 (c)         .06 (c)         .03             .14             .23 (f)         .25
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .01             .01             .04             .12             .19             .07
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .05             .07             .07             .26             .42             .32
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.04)           (.05)           (.03)           (.17)           (.22)           (.22)
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                         (.04)           (.04)           (.03)           (.02)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.08)           (.09)           (.06)           (.19)           (.22)           (.22)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          -- (d)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $5.14           $5.17           $5.19           $5.18           $5.11           $4.91
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                      0.96*           1.38            1.38            5.21            8.61            6.79
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $145,723        $180,802        $290,981        $410,169        $194,202        $103,543
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .81* (c)       1.61 (c)        1.58            1.57            1.56            1.60
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .80* (c)       1.21 (c)         .65            2.47            4.49            5.24
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.94* (g)     262.64          509.05 (e)      538.64 (e)      224.31 (e)      401.30
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and November 31, 2004 reflect a reduction of 0.01% and 0.10%, respectively, of average net assets for class B shares (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(g) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.16           $5.18           $5.17           $5.10           $4.90           $4.81
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        .04 (c)         .06 (c)         .02             .13             .21 (f)         .24
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                           -- (d)          -- (d)         .04             .12             .20             .06
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .04             .06             .06             .25             .41             .30
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.03)           (.04)           (.02)           (.16)           (.21)           (.21)
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                         (.04)           (.04)           (.03)           (.02)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.07)           (.08)           (.05)           (.18)           (.21)           (.21)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          -- (d)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $5.13           $5.16           $5.18           $5.17           $5.10           $4.90
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                      0.88*           1.24            1.23            5.06            8.46            6.38
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $15,254         $16,629         $28,346         $38,613         $18,335          $5,221
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .89* (c)       1.76 (c)        1.73            1.72            1.71            1.75
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .73* (c)       1.06 (c)         .49            2.38            4.23            5.12
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.94* (g)     262.64          509.05 (e)      538.64 (e)      224.31 (e)      401.30
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and November 31, 2004 reflect a reduction of 0.01% and 0.10%, respectively, of average net assets for class C shares (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(g) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.18           $5.20           $5.18           $5.11           $4.92           $4.82
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        .06 (c)         .09 (c)         .05             .16             .25 (f)         .26
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                    -- (d)         .01             .06             .12             .18             .08
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .06             .10             .11             .28             .43             .34
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)           (.08)           (.06)           (.19)           (.24)           (.24)
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                         (.04)           (.04)           (.03)           (.02)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.09)           (.12)           (.09)           (.21)           (.24)           (.24)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          -- (d)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $5.15           $5.18           $5.20           $5.18           $5.11           $4.92
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                      1.18*           1.85            2.04            5.68            8.88            7.26
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $7,149          $8,399         $12,376         $21,874         $15,244          $9,121
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .59* (c)       1.16 (c)        1.13            1.12            1.11            1.15
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.02* (c)       1.66 (c)        1.12            3.07            4.95            5.69
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.94* (g)     262.64          509.05 (e)      538.64 (e)      224.31 (e)      401.30
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and November 31, 2004 reflect a reduction of 0.01% and 0.10%, respectively, of average net assets for class M shares (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(g) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------
                                                          Six months     For the period
                                                             ended         December 1,
                                                          November 30       2003+ to
Per-share                                                 (Unaudited)     November 30
operating performance                                         2005            2004
---------------------------------------------------------------------------------------
Net asset value,
beginning of period                                          $5.16           $5.18
---------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------
Net investment income                                          .05 (c)         .08 (c)
---------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                            .01             .01
---------------------------------------------------------------------------------------
Total from
investment operations                                          .06             .09
---------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------
From net
investment income                                             (.05)           (.07)
---------------------------------------------------------------------------------------
From net realized
gain on investments                                           (.04)           (.04)
---------------------------------------------------------------------------------------
Total distributions                                           (.09)           (.11)
---------------------------------------------------------------------------------------
Redemption fees                                                 -- (d)          -- (d)
---------------------------------------------------------------------------------------
Net asset value,
end of period                                                $5.13           $5.16
---------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                        1.14*           1.78
---------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                $108             $72
---------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                      .64* (c)       1.26 (c)
---------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .99* (c)       1.63 (c)
---------------------------------------------------------------------------------------
Portfolio turnover (%)                                      163.94* (e)     262.64
---------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and November 31, 2004 reflect a reduction of 0.01% and 0.10%, respectively, of average net assets for class R shares (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                          May 31
Per-share                               (Unaudited)                                Year ended November 30
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $5.15           $5.17           $5.16           $5.09           $4.90           $4.80
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                        .07 (c)         .11 (c)         .07             .18             .27 (f)         .29
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                    -- (d)         .01             .05             .12             .18             .07
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .07             .12             .12             .30             .45             .36
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.06)           (.10)           (.08)           (.21)           (.26)           (.26)
---------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                         (.04)           (.04)           (.03)           (.02)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.10)           (.14)           (.11)           (.23)           (.26)           (.26)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees                               -- (d)          -- (d)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $5.12           $5.15           $5.17           $5.16           $5.09           $4.90
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                      1.37*           2.28            2.27            6.13            9.35            7.73
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $163,350        $164,676        $172,240        $185,303        $171,498        $132,245
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .39* (c)        .76 (c)         .73             .72             .71             .75
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.23* (c)       2.07 (c)        1.51            3.55            5.41            6.11
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    163.94* (g)     262.64          509.05 (e)      538.64 (e)      224.31 (e)      401.30
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and November 31, 2004 reflect a reduction of 0.01% and 0.10%, respectively, of average net assets for class Y shares (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(f) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(g) Portfolio turnover excludes dollar roll transactions.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
May 31, 2005 (Unaudited)

Note 1
Significant accounting policies

Putnam Limited Duration Government Fund (the "fund"), a Massachusetts business trust, formerly Putnam Intermediate U.S. Government Income Fund, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 3.25% and 2.00%, respectively, and do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans are sold without a front-end sales charge or a contingent deferred sales charge. The expenses for class A, class B, class C, class M and class R shares may differ based on each class' distribution fee, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchang ing into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments, includ ing mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having re maining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts out standing at period end, if any, are listed after the fund's portfolio.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

J) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is $916,042,346, resulting in gross unrealized appreciation and depreciation of $5,990,948 and $4,748,381, respectively, or net unrealized appreciation of $1,242,567.

L) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the lesser of (i) the annual rate of 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through November 30, 2005 to the extent necessary to ensure that the fund's expenses do not exceed the average expenses of the front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses. For the period ended May 31, 2005, Putnam Management waived $45,405 of its management fee from the fund.

For the period ended May 31, 2005, Putnam Management has assumed $5,922 of legal, shareholder servicing and communication, audit and Trustee fees incurred by the fund in connection with certain legal and regulatory matters (including those described in Note 5).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended May 31, 2005, the fund paid PFTC $878,080 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2005 the fund's expenses were reduced by $63,075 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,127, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III also receives the foregoing fees for his services as Trustee.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00%, 0.40% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended May 31, 2005 Putnam Retail Management, acting as underwriter, received net commissions of $13,774 and $157 from the sale of class A and class M shares, respectively, and received $122,086 and $1,130 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2005, Putnam Retail Management, acting as underwriter, received $3,359 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2005, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $867,113,497 and $769,776,260, respectively. Purchases and sales of U.S. government securities aggregated $2,088,121 and $99,723,000, respectively.

Note 4
Capital shares

At May 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   Six months ended May 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,926,358       $35,444,042
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,083,397         5,554,213
----------------------------------------------------------------
                                     8,009,755        40,998,255

Shares repurchased                 (11,450,482)      (58,595,590)
----------------------------------------------------------------
Net decrease                        (3,440,727)     $(17,597,335)
----------------------------------------------------------------

                                    Year ended November 30, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         15,553,592       $80,377,452
----------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        1,647,428         8,515,434
----------------------------------------------------------------
                                    17,201,020        88,892,886

Shares repurchased                 (36,136,818)     (186,767,835)
----------------------------------------------------------------
Net decrease                       (18,935,798)     $(97,874,949)
----------------------------------------------------------------

                                   Six months ended May 31, 2005
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,728,059        $8,866,898
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       420,394         2,160,805
----------------------------------------------------------------
                                     2,148,453        11,027,703

Shares repurchased                  (8,734,546)      (44,808,100)
----------------------------------------------------------------
Net decrease                        (6,586,093)     $(33,780,397)
----------------------------------------------------------------

                                    Year ended November 30, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,182,510       $31,994,563
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       697,613         3,617,674
----------------------------------------------------------------
                                     6,880,123        35,612,237

Shares repurchased                 (27,966,127)     (144,882,038)
----------------------------------------------------------------
Net decrease                       (21,086,004)    $(109,269,801)
----------------------------------------------------------------

                                   Six months ended May 31, 2005
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            711,573        $3,640,706
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        38,453           197,271
----------------------------------------------------------------
                                       750,026         3,837,977

Shares repurchased                    (995,716)       (5,104,211)
----------------------------------------------------------------
Net decrease                          (245,690)      $(1,266,234)
----------------------------------------------------------------

                                    Year ended November 30, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,270,041        $2,860,401
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        63,269           227,790
----------------------------------------------------------------
                                     1,333,310         3,088,191

Shares repurchased                  (3,581,250)       (7,025,424)
----------------------------------------------------------------
Net decrease                        (2,247,940)      $(3,937,233)
----------------------------------------------------------------

                                   Six months ended May 31, 2005
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             95,737          $492,178
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        24,896           128,154
----------------------------------------------------------------
                                       120,633           620,332

Shares repurchased                    (352,432)       (1,812,599)
----------------------------------------------------------------
Net decrease                          (231,799)      $(1,192,267)
----------------------------------------------------------------

                                    Year ended November 30, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            549,737        $2,860,401
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        45,045           227,790
----------------------------------------------------------------
                                       594,782         3,088,191

Shares repurchased                  (1,353,201)       (7,025,424)
----------------------------------------------------------------
Net decrease                          (758,419)      $(3,937,233)
----------------------------------------------------------------

                                   Six months ended May 31, 2005
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             14,623           $74,958
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           272             1,292
----------------------------------------------------------------
                                        14,895            76,250

Shares repurchased                      (7,734)          (39,563)
----------------------------------------------------------------
Net increase                             7,161           $36,687
----------------------------------------------------------------

                                 For the period December 1, 2003
                                    (commencement of operations)
                                             to November 30,2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             14,014           $71,093
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            70               359
----------------------------------------------------------------
                                        14,084            71,452

Shares repurchased                        (218)           (1,121)
----------------------------------------------------------------
Net increase                            13,866           $70,331
----------------------------------------------------------------

                                   Six months ended May 31, 2005
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            986,893        $5,052,718
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       627,809         3,212,195
----------------------------------------------------------------
                                     1,614,702         8,264,913

Shares repurchased                  (1,652,447)       (8,448,484)
----------------------------------------------------------------
Net decrease                           (37,745)        $(183,571)
----------------------------------------------------------------

                                    Year ended November 30, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,776,775       $14,518,764
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       902,881         4,476,071
----------------------------------------------------------------
                                     3,679,656        18,994,835

Shares repurchased                  (5,017,181)      (25,932,603)
----------------------------------------------------------------
Net decrease                        (1,337,525)      $(6,937,768)
----------------------------------------------------------------

Note 5
Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Manage ment will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Putnam Investments has recorded a charge of $30 million for the estimated cost that it believes will be necessary to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds in previous years. The previous payments were cost reimbursements by the Putnam funds to Putnam for transfer agent services relating to defined contribution operations. Putnam currently anticipates that any payments made by Putnam related to this issue will be paid to the Putnam funds. Review of this issue is ongoing.


Results of November 11, 2004 and January 10, 2005 shareholder meetings
(Unaudited)

A special meeting of shareholders of the fund was held on November 11, 2004. At that meeting consideration of certain proposals was adjourned to a final meeting held on January 10, 2005.

November 11, 2004 meeting

At the meeting, each of the nominees for Trustees was elected as follows:

                                       Votes             Votes
                                        For             Withheld
-----------------------------------------------------------------
Jameson A. Baxter                   74,783,919        15,685,530
Charles B. Curtis                   74,819,539        15,649,910
Myra R. Drucker                     74,772,852        15,746,597
Charles E. Haldeman, Jr.            74,777,277        15,692,172
John A. Hill                        74,765,288        15,704,161
Ronald J. Jackson*                  74,825,309        15,644,140
Paul L. Joskow                      74,791,278        15,678,171
Elizabeth T. Kennan                 74,746,193        15,723,256
John H. Mullin, III                 74,843,527        15,625,922
Robert E. Patterson                 74,863,342        15,606,107
George Putnam, III                  74,807,895        15,661,554
A.J.C. Smith+                       74,718,848        15,750,601
W. Thomas Stephens                  74,829,917        15,639,532
Richard B. Worley                   74,741,422        15,728,027

January 10, 2005 meeting

A proposal to amend the fund's fundamental investment restriction with respect to borrowing to allow the fund the investment flexibility permitted by the Investment Company Act was defeated as follows:

                      Votes             Votes
                       For             Against        Abstentions
-----------------------------------------------------------------
                   40,553,501         3,980,683        46,062,053

* Mr. Jackson retired from the Board of Trustees on June 10, 2005.

+ Mr. Smith resigned from the Board of Trustees on January 14, 2005.

  All tabulations are rounded to nearest whole number.

A proposal to amend the fund's fundamental investment restriction with respect to making loans to enhance the fund's ability to participate in an interfund borrowing and lending program was defeated as follows:

                      Votes             Votes
                       For             Against        Abstentions
-----------------------------------------------------------------
                   40,666,603         4,033,350        45,896,284

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments to enhance the fund's ability to invest in registered investment companies such as Putnam Prime Money Market Fund was defeated as follows:

                      Votes             Votes
                       For             Against        Abstentions
-----------------------------------------------------------------
                   42,140,162         2,640,834        45,815,240

A proposal to amend the fund's Agreement and Declaration of Trust to permit the fund to satisfy redemption requests other than in cash was defeated as follows:

                      Votes             Votes
                       For             Against        Abstentions
-----------------------------------------------------------------
                   40,262,428         3,830,513        46,503,295

All tabulations are rounded to nearest whole number.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital
Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth
and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Floating Rate Income Fund
Global Income Trust*
High Yield Advantage Fund*+
High Yield Trust*
Income Fund
Limited Duration Government
Income Fund++
Money Market Fund[SECTION MARK]
U.S. Government Income Trust

 * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ Formerly Putnam Intermediate U.S. Government Income Fund.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


The Putnam family of funds

Tax-free Income Funds

AMT-Free Insured Municipal Fund**
Tax Exempt Income Fund
Tax Exempt Money Market Fund
Tax-Free High Yield Fund

State tax-free income funds:

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Asset Allocation Portfolios

Putnam Asset Allocation Portfolios--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

Putnam RetirementReady[REGISTRATION MARK] Funds

Putnam RetirementReady Funds -- ten investment portfolios that offer diversification among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The ten funds:

Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

** Formerly Putnam Tax-Free Insured Fund.

   With the exception of money market funds, a 2% redemption fee may be applied to shares exchanged or sold within 5 days of purchase.

   Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Associate
Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Senior Vice President, Staff
Counsel and Compliance Liaison

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and Chief Legal Officer

Charles A. Ruys de Perez
Vice President and Chief Compliance Officer

Judith Cohen
Vice President, Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Limited Duration Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA036-225874  7/05

Not FDIC Insured    May Lose Value    No Bank Guarantee


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Limited Duration Government Income Fund
Supplement to Semiannual Report dated 5/31/05

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 5/31/05

                                                                        NAV

6 months                                                              1.37%
1 year                                                                3.56
5 years                                                              30.64
Annual average                                                        5.49
10 years                                                             72.99
Annual average                                                        5.63
Life of fund (since class A inception, 2/16/93)
Annual average                                                        5.27

Share value:                                                           NAV

11/30/04                                                             $5.15
5/31/05                                                              $5.12

----------------------------------------------------------------------------

Distributions:       No.        Income        Capital gains        Total
                      6        $0.057443       $0.043000         $0.100443

----------------------------------------------------------------------------

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

Performance assumes reinvestment of distributions and does not account for taxes. Returns shown for class Y shares for periods prior to their inception (10/1/97) are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. Returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

A short-term trading fee of up to 2% may apply.

Please see pages 13-14 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT assuming actual returns for the 6 months ended 5/31/05

                                                                    Class Y
Expenses paid per $1,000*                                             $3.92
Ending value (after expenses)                                     $1,013.70

----------------------------------------------------------------------------

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return
for the 6 months ended 5/31/05
                                                                    Class Y
Expenses paid per $1,000*                                             $3.93
Ending value (after expenses)                                     $1,021.04

----------------------------------------------------------------------------

EXPENSE RATIO COMPARISON USING ANNUALIZED DATA

Your fund's annualized expense ratio                                   0.78%
Average annualized expense ratio for Lipper peer group+                0.79%

+ For class Y shares, Putnam has adjusted the Lipper total expense average to reflect that class Y shares do not incur 12b-1 fees.

----------------------------------------------------------------------------


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: July 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: July 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: July 28, 2005